SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted share award				¥ 12,914	¥ 13,719	¥ 11,147
Compensation expense				¥ 336,616	¥ 290,815	¥ 391,275
Restricted shares
SHARE-BASED COMPENSATION
Granted (in shares)				31,194,120	21,948,320	12,107,888
Compensation expense				¥ 336,616	¥ 290,815	¥ 391,275
Vested (in shares)				4,788,176	5,015,992	12,632,104
Restricted shares | Directors
SHARE-BASED COMPENSATION
Granted (in shares)				1,035,704	460,272	178,280
Settlement of liability-classified restricted share award				¥ 12,914	¥ 13,719	¥ 11,147
Compensation expense				¥ 0	¥ 0	¥ 0
Restricted shares | Employees, officers and directors
SHARE-BASED COMPENSATION
Granted (in shares)	21,918,552	21,488,048	11,929,608